Document And Entity Information	Aug. 25, 2021
Document Information [Line Items]
Entity, Registrant Name	BLACKBOXSTOCKS INC.
Document, Type	8-K
Document, Period End Date	Aug. 25, 2021
Entity, Incorporation, State or Country Code	NV
Entity, File Number	0-55108
Entity, Tax Identification Number	45-3598066
Entity, Address, Address Line One	5430 LBJ Freeway, Suite 1485
Entity, Address, City or Town	Dallas
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	75240
City Area Code	972
Local Phone Number	726-9203
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001567900